SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Net income attributable to partnership	(61)	98	58	128
Statement of financial position [abstract]
Current assets	3,797		3,797		$ 5,841
Non-current assets	47,525		47,525		50,467
Current liabilities	4,151		4,151		5,439
Non-current liabilities	28,428		28,428		28,692
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,520		1,520		2,039
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	576		576		0
Non-controlling interest, Exchange LP units, equity	12		12		18
Non-controlling interests—in operating subsidiaries	11,860		11,860		14,113
Preferred unitholders	935		935		935
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	(67)	42	(15)	36
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	4,758		4,758		5,983
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
The Fincos [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	1,864		1,864		1,655
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	991		991		889
Current liabilities	71		71		75
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
BIPC Holdings [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	(266)	0	(149)	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	2,238		2,238		0
Current liabilities	0		0		0
Non-current liabilities	554		554		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Subsidiaries of our partnership other than the Fincos and BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	205	98	207	128
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	6,072		6,072		8,905
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	1,946	1,685	4,142	3,278
Net income attributable to partnership	67	$ (42)	15	$ (36)
Statement of financial position [abstract]
Current assets	3,797		3,797		5,841
Non-current assets	33,466		33,466		34,690
Current liabilities	4,080		4,080		5,364
Non-current liabilities	26,010		26,010		27,037
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,520		1,520		2,039
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	576		576
Non-controlling interest, Exchange LP units, equity	12		12		18
Non-controlling interests—in operating subsidiaries	11,860		11,860		14,113
Preferred unitholders	$ 935		$ 935		$ 935